Stockholders' Equity (Details Narrative)		1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 09, 2017 USD ($) $ / shares shares	May 31, 2016 USD ($) $ / shares shares	May 31, 2015 USD ($) Purchasers $ / shares shares	Jun. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2016 USD ($)	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement | shares				2,650,000		2,650,000
Number of common stock issued during the period						$ 1,665,030	$ (403,077)
Common stock, par value | $ / shares				$ 0.001		$ 0.001	$ 0.001
Number of shares called by exercise of warrants | shares				7,950,000		293,332
Proceeds from sale of common stock and warrants, net					$ 165,030	$ 1,665,030	$ 1,291,574
Exercise price of warrants | $ / shares				$ 2.79		$ 2.79	$ 3.50	$ 3.70
Stock based compensation expense vesting period				1 year
Accumulated vested balance of stock						$ 952,466	$ 611,216	$ 449,280
Shares vested						341,250	161,936
Stock-based compensation expense not yet recognized				$ 307,750		$ 410,000
Stock-based compensation unvested compensation related to awards period				2 years		1 year 3 months
Common stock issued for services				$ 100,000		$ 659,101	$ 276,000
Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement | shares						1,436,170
Fair value of shares issued						$ 718,000
Stock based compensation expense vesting period						1 year 9 months
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement | shares						1,436,170
Fair value of shares issued						$ 718,000
Stock based compensation expense vesting period						1 year 9 months
Three Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares | shares						552,500
Common stock issued for services						$ 659,101
Four Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for services, shares | shares							114,816
Common stock issued for services							$ 276,000
Securities Purchase Agreement Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement | shares		2,650,000	500,000
Number of shares called by exercise of warrants | shares		7,950,000	1,250,006
Proceeds from sale of common stock and warrants, net		$ 265,000	$ 1,500,000
Exercise price of warrants | $ / shares		$ 0.10	$ 3.00
Warrant expire date		Feb. 04, 2017
Number of purchasers | Purchasers			7
Securities Purchase Agreement Warrants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares called by exercise of warrants | shares						40,000
Exercise price of warrants | $ / shares			$ 4.50
Securities Purchase Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued as part of private placement | shares	1,500,000
Number of common stock issued during the period	$ 1,500,000
Common stock, par value | $ / shares	$ 0.001
Shares issued price per share | $ / shares	$ 1.00